Trade and other receivables	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables [Abstract]
Trade and other receivables

Notes on the Accounts continued

14 Trade and other receivables

	2017 £m	2016 £m

Trade receivables	3,306	2,696

Loans and other receivables	1,214	1,619

Prepayments and accrued income	289	168

	4,809	4,483

Current	4,053	3,884

Non-current	756	599

	4,809	4,483

Included in loans and other receivables are £603 million of legal deposits. The Group has determined that these payments are recoverable on conclusion of ongoing appeals and the deposits have not been discounted. Legal deposits include £449 million (2016: £326 million) in respect of payments made by a Group subsidiary in relation to the Quebec Class Action, as detailed in note 28. While there is uncertainty over the timeframe of the appeal process, it is estimated that had discounting been applied the carrying value of the asset would have been reduced by approximately £21 million (2016: £20 million).

Amounts receivable from related parties including associated undertakings are shown in note 27.

Trade and other receivables have been reported in the balance sheet net of allowances as follows:

	2017 £m	2016 £m

Gross trade and other receivables	4,894	4,570

Allowance account	(85)	(87)

Net trade and other receivables per balance sheet	4,809	4,483

The movements in the allowance account are as follows:

	2017 £m	2016 £m

1 January	87	51

Differences on exchange	4	11

Provided in the year	16	26

Amounts reversed during the year	(22)	(1)

31 December	85	87

14 Trade and other receivables continued

As at 31 December 2017, trade and other receivables of £189 million (2016: £60 million) were past their contractual payment date but not impaired. These relate to a number of external parties where there is no expectation of default. The aged analysis of these trade receivables is as follows:

	2017 £m	2016 £m

Less than three months	147	39

Between three and six months	12	11

Between six months and one year	20	7

Greater than one year	10	3

The Group holds bank guarantees, other guarantees and credit insurance in respect of some of the past due debtor balances.

Trade and other receivables are predominantly denominated in the functional currencies of subsidiary undertakings apart from the following: US dollar: 1.4% (2016: 3.8%), UK sterling: 4.3% (2016: 5.4%), Euro: 1.5% (2016: 2.8%) and other currencies: 9.6% (2016: 3.8%).

There is no material difference between the above amounts for trade and other receivables and their fair value due to the short-term duration of the majority of trade and other receivables as determined using discounted cash flow analysis. There is no concentration of credit risk with respect to trade receivables as the Group has a large number of internationally dispersed customers.

1	BAT Annual Report and Form 20-F 2017